General and Administrative	12 Months Ended
Dec. 31, 2011
General and Administrative (Abstract)
General and Administrative
20.	General and Administrative:

The amounts in the accompanying consolidated statements of income are analyzed as follows:

	Year Ended December 31,
	2009	2010	2011

Salaries	12,640	14,400	14,957
Depreciation	358	548	592
Office Expenses	11,555	12,555	14,257
General and Administrative expenses	24,553	27,503	29,806